Organization and Description of Business (Tables)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Summary of Predecessor and Company's Statement of Operations

The following is a summary of the Predecessor Statements of Operations for the period from April 1, 2014 through April 20, 2014 and for the period from January 1, 2014 through April 20, 2014, and the Company’s Statement of Operations for the period from April 21, 2014 through September 30, 2014. These amounts are included in the condensed consolidated and combined statement of operations herein for the three and nine months ended September 30, 2014. All balances as of December 31, 2013 and for the three and nine months ended September 30, 2013 are those of the Predecessor.

	Predecessor		City Office REIT, Inc
	April 1, 2014 through April 20, 2014	January 1, 2014 through April 20, 2014	April 21, 2014 through September 30, 2014
Revenues:
Rental income	$1,628,480	$8,865,238	$15,122,653
Expense reimbursement	105,569	555,611	1,240,956
Other	47,198	342,859	246,772

Total Revenues	1,781,247	9,763,708	16,610,381

Operating Expenses:
Property operating expenses	510,431	2,764,893	4,539,478
Insurance	23,570	176,428	313,043
Property taxes	136,684	597,788	1,177,853
Property management fees	27,265	234,882	384,615
Acquisition costs	—	806,344	745,003
Base management fees	—	—	411,471
Stock-based compensation	—	—	667,347
General and administrative	29,799	79,799	741,580
Depreciation and amortization	701,962	3,861,939	6,771,654

Total Operating Expenses	1,429,711	8,522,073	15,752,044

Operating income	351,536	1,241,635	858,337
Interest expense, net	(610,378)	(3,771,792)	(4,993,283)
Change in fair value of earn-out	—	—	(1,047,515)
Gain on equity investment	—	4,474,644	—

Net (Loss)/Income	(258,842)	1,944,487	(5,182,461)

Net Loss attributable to noncontrolling interests in properties	18,785	28,710	(37,036)

Net (Loss)/Income attributable to Predecessor	(240,057)	1,973,197	—

Net loss attributable to Operating Partnership noncontrolling interests			1,508,097

Net loss attributable to Stockholders			(3,711,400)